Annual Total Returns (Bar Chart) - American Asset Allocation Trust (American Asset Allocation Trust, Series II, American Asset Allocation Trust)	12 Months Ended
May 01, 2011
American Asset Allocation Trust | Series II, American Asset Allocation Trust
Bar Chart Table:
2001	0.02%
2002	(12.85%)
2003	21.24%
2004	7.69%
2005	8.64%
2006	14.10%
2007	5.99%
2008	(29.83%)
2009	23.27%
2010	11.90%